Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Net [Abstract]
Ending Balance	$ 54
Trademarks [Member] | RJR Tobacco [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization	(7)	(9)	(12)
Impairment charge			(1)
Ending Balance	4	11	20
Beginning Balance	11	20	33
Trademarks [Member] | American Snuff [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization	(2)	(1)	(1)
Impairment charge	(5)		(6)
Reclassified as held for sale		(1)
Reclassified to indefinite-lived		7
Ending Balance	11	18	13
Beginning Balance	18	13	20
Trademarks [Member] | Consolidated [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization	(9)	(10)	(13)
Impairment charge	(5)		(7)
Reclassified as held for sale		(1)
Reclassified to indefinite-lived		7
Ending Balance	15	29	33
Beginning Balance	29	33	53
Other Intangible Assets [Member] | RJR Tobacco [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization	(15)	(15)	(15)
Ending Balance	39	54	69
Beginning Balance	54	69	84
Other Intangible Assets [Member] | Consolidated [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Amortization	(15)	(15)	(15)
Ending Balance	39	54	69
Beginning Balance	$ 54	$ 69	$ 84